SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF INTEGRATED CROSS BORDER LOGISTICS REVENUE

Information for the Company’s breakdown of integrated cross-border logistics revenue destination for the years ended September 30, 2022, 2023 and 2024 are as follows:

	For the year ended September 30,
	2022		2023		2024
	USD		USD		USD
Australia	$17,860,666	91.9%	$14,985,267	88.8%	$13,151,359	87.0%
New Zealand	1,583,516	8.1%	1,887,272	11.2%	1,965,424	13.0%
Total integrated cross-border logistics revenue	$19,444,182	100.0%	$16,872,539	100.0%	$15,116,783	100%